COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

In the course of normal operations, the Company may be involved in various claims and litigation that management intends to defend. The range of loss, if any, from potential claims cannot be reasonably estimated. However, management believes the ultimate resolution of matters will not have a material   adverse impact on the Company’s business or financial position.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

In the course of normal operations, the Company may be involved in various claims and litigation that management intends to defend. The range of loss, if any, from potential claims cannot be reasonably estimated. However, management believes the ultimate resolution of matters will not have a material adverse impact on the Company’s business or financial position.

AMERICAN ACQUISITION OPPORTUNITY INC.
COMMITMENTS AND CONTINGENCIES

NOTE 9: COMMITMENTS AND CONTINGENCIES

In the course of normal operations, the Company may be involved in various claims and litigation that management intends to defend. The range of loss, if any, from potential claims cannot be reasonably estimated. However, management believes the ultimate resolution of matters will not have a material adverse impact on the Company’s business or financial position.

Registration Rights

The holders of the insider shares, as well as the holders of the Private Warrants (and underlying securities) and any securities issued in payment of working capital loans made to the Company, will be entitled to registration rights pursuant to an agreement to be signed on the effective date of Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. The holders of the majority of the insider shares can elect to exercise these registration rights at any time commencing upon the date that the Company consummates a Business Combination. The holders of a majority of the Placement Units (and underlying securities) and securities issued in payment of working capital loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriters partially exercised their option and purchased 506,002 additional units at a per unit price of $10.00

The underwriters are entitled to a cash underwriting discount of one percent (1.00%) of the gross proceeds of the Initial Public Offering, or $1,000,000. In addition, the underwriters are entitled to a deferred fee of three point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $3,500,000(or up to $4,025,000 if the underwriters’ over- allotment was exercised in full) upon closing of the Business Combination. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Right of First Refusal

For a period beginning on the closing of this offering and ending 24 months from the closing of a business combination, we have granted the Representative a right of first refusal to act as sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for us or any of our successors or subsidiaries. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which this prospectus forms a part.

Agreement and Plan of Merger

On June 28, 2023, the Company entered into an agreement and plan of merger by and among the Company and Royalty Management Co, and Indiana Corporation. Which was consummated on October 31, 2023.

NOTE 9: COMMITMENTS AND CONTINGENCIES

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions.

The underwriters are entitled to a cash underwriting discount of one percent (1.00%) of the gross proceeds of the Initial Public Offering, or $1,000,000 (or up to $1,150,000 if the underwriters’ over-allotment is exercised in full). In addition, the underwriters are entitled to a deferred fee of three-point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $3,500,000 (or up to $4,025,000 if the underwriters’ over- allotment is exercised in full) upon closing of the Business Combination. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Right of First Refusal

For a period beginning on March 21, 2021 and ending 24 months from the closing of a business combination, we have granted the Representative a right of first refusal to act as sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for us or any of our successors or subsidiaries. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement of which this prospectus forms a part.

Forward Share Purchase Agreements

Effective March 25, 2022, the Company and certain accredited investors in the Company (the “Investors”) entered into Forward Share Purchase Agreements (each, a “Purchase Agreement” and collectively, the “Purchase Agreements”), pursuant to which the Investors may each individually elect to sell and transfer to the Company via redemption on the earlier of (a) the closing of the Company’s initial business combination (the “Business Combination”), and (b) September 22, 2022 (the “Extended Date”), the amount of shares of the Company’s Class A common stock (“Shares”) identified in each Purchase Agreement, for an aggregate purchase price of $10.35 per Share (the “Shares Purchase Price”). Collectively, the Investors hold 1,123,499 Shares subject to the Purchase Agreements.  The agreement expired on September 22, 2022 unused.

The forward purchase agreement expired on September 22, 2022 and all obligations under the agreement concluded.

Agreement and Plan of Merger

On June 28, 2022, the Company entered into a binding agreement and plan of merger by and among the Company and Royalty Management Co, and Indiana Corporation. The agreement and plan of merger calls for Royalty Management Co to become a fully owned subsidiary with the Company and values Royalty Management Co at $111,000,000 enterprise value. As of the balance sheet date, the plan of merger is awaiting regulatory approval.